Financial liabilities - Summary of Long Term Debt (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
US dollars [Member]
Disclosure of long term borrowings [Line Items]
Percentage of long term debt held based on currency	53.00%	52.00%
Euros [Member]
Disclosure of long term borrowings [Line Items]
Percentage of long term debt held based on currency	13.00%	13.00%
Japanese yen [Member]
Disclosure of long term borrowings [Line Items]
Percentage of long term debt held based on currency	11.00%	11.00%
Australian dollar [Member]
Disclosure of long term borrowings [Line Items]
Percentage of long term debt held based on currency	6.00%	6.00%
Canadian dollars [Member]
Disclosure of long term borrowings [Line Items]
Percentage of long term debt held based on currency	3.00%	4.00%
Other currencies [Member]
Disclosure of long term borrowings [Line Items]
Percentage of long term debt held based on currency	14.00%	14.00%
Medium-term notes [Member] | Consolidated subsidiaries [Member]
Disclosure of long term borrowings [Line Items]
Long term borrowings interest rate	2.72%	1.45%
Borrowings maturity	2023 to 2048	2022 to 2048
Unsecured bonds [Member] | Parent [Member]
Disclosure of long term borrowings [Line Items]
Long term borrowings interest rate	1.29%	1.32%
Borrowings maturity	2023 to 2037	2022 to 2037
Unsecured bonds [Member] | Consolidated subsidiaries [Member]
Disclosure of long term borrowings [Line Items]
Long term borrowings interest rate	2.54%	1.99%
Borrowings maturity	2023 to 2028	2022 to 2028
Secured bonds [Member] | Consolidated subsidiaries [Member]
Disclosure of long term borrowings [Line Items]
Long term borrowings interest rate	6.53%	5.81%
Borrowings maturity	2023 to 2026	2022 to 2024
Long-term debt [Member] | Unsecured loans principally from the bank [Member]
Disclosure of long term borrowings [Line Items]
Long term borrowings interest rate	3.18%	1.83%
Borrowings maturity	2023 to 2042	2022 to 2042
Long-term debt [Member] | Secured loans (principally financial receivables securitization) [Member]
Disclosure of long term borrowings [Line Items]
Long term borrowings interest rate	3.82%	1.02%
Borrowings maturity	2023 to 2034	2022 to 2034